CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ (1,132)	$ (1,755)	$ (3,208)	$ 1,698
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation			6	7
Noncash compensation/ Stock-based compensation	463	309	861	568
Noncash interest and financing costs			0	17
Change in fair value of warrants	0	510	510	(4,086)
Change in assets and liabilities:
Accounts receivable	(1,468)	(738)	411	896
Deferred subcontractor cost	(746)	(1,005)	(555)	(101)
Prepaid expenses and other assets	(57)	(31)	16	(6)
Accounts payable and accrued expenses	1,815	(249)	(1,588)	23
Deferred revenue	776	1,046	577	105
Net cash used in operating activities	(349)	(1,913)	(2,970)	(879)
Cash flows from investing activities:
Purchase of equipment			0	0
Net cash used in investing activities			0	0
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants	0	3,616	3,616	660
Costs related to the issuance of common stock and warrants	0	(58)	(58)	(18)
Net cash provided by financing activities	0	3,558	3,558	642
Net increase (decrease) in cash and cash equivalents	(349)	1,645	588	(237)
Cash and cash equivalents at beginning of period	869	281	281	518
Cash and cash equivalents at end of period	520	1,926	869	281
Supplemental disclosure of non-cash financing activities:
State income taxes	$ 0	$ 0